STOCK-BASED COMPENSATION PLANS - Ultimate parent corporation outstanding options (Details) - Ultimate parent corporation stock option plan $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) Option $ / shares	Dec. 31, 2018 CAD ($) Option $ / shares
STOCK-BASED COMPENSATION PLANS
Options, balance at beginning of year | Option	428,900	100,000
Options, granted | Option	545,000	428,900
Options, transferred | Option	580,000
Options, exercised | Option	(500,000)	(100,000)
Options, cancelled/forfeited | Option	(20,000)
Options, balance at end of year | Option	1,033,900	428,900
Options, vested options at end of year | Option		500,000
Weighted average exercise price, balance at beginning of year (in CAD per share)	$ 18.89	$ 12.75
Weighted average exercise price, granted (in CAD per share)	31.59	18.89
Weighted average exercise price, transferred (in CAD per share)	18.87
Weighted average exercise price, exercised (in CAD per share)	11.11	12.75
Weighted average exercise price, cancelled/forfeited (in CAD per share)	26.52
Weighted average exercise price, balance at end of year (in CAD per share)	$ 29.19	18.89
Weighted average exercise price of vested options (in dollars per share)		$ 11.11
Cash consideration on stock options exercised | $	$ 5.4	$ 1.2
Weighted average years to maturity	9 years 1 month 6 days
Minimum
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share)	$ 26.52
Maximum
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share)	$ 31.59